RELATED PARTIES (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	[3]	Dec. 31, 2015 COP ($)	[3]
Assets
Cash and equivalents	$ 8,739.5	$ 28,401,283	$ 6,873.4		$ 22,336,838	[2],[3]	$ 22,193,004		$ 22,284,977
Other assets	142.4	462,890			519,771	[2]
Liabilities
Deposits	50,576.0	164,359,451			154,885,224	[2]
Financial liabilities		216,578,285			200,473,389
Other liabilities	$ 2,771.9	9,007,953			6,235,466	[2]
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations		2,680			3,066
Accounts receivable		9			11
Liabilities
Deposits		100,199			21,257
Accounts payable		38			103
Financial liabilities		1			4
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations		17,062			10,665
Accounts receivable		58			33
Liabilities
Deposits		21,726			20,192
Accounts payable		686			700
Financial liabilities		3			10
Other liabilities					4
Associates [member]
Assets
Cash and equivalents					11
Financial assets in investments		920,170			910,310
Financial assets in credit operations		1,443,476			1,492,067
Accounts receivable		8,105			59,588
Other assets		20,348			156,636
Liabilities
Deposits		70,960			2,535,339
Accounts payable		10,114			15,353
Financial liabilities		102			16,435
Other liabilities		25,040			7,424
Entities controlled by individuals [Member]
Assets
Financial assets in investments					1,249
Financial assets in credit operations		1,513,218			1,301,697
Accounts receivable		3,329			4,421
Other assets		5,030			3,661
Liabilities
Deposits		570,558			1,566,160
Accounts payable		291,328			322,275
Financial liabilities		7			1,249
Other liabilities		194			49
Entities with joint control or significant influence over entity [member]
Assets
Cash and equivalents					67
Financial assets in credit operations		102,958			3,385
Accounts receivable		17
Other assets					18
Liabilities
Deposits		23,470			1,275
Accounts payable		1			$ 18,671
Other liabilities		$ 3

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.